Investment Objectives and Goals	Apr. 30, 2026
21Shares FTSE Crypto 10 Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	21Shares FTSE Crypto 10 Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The 21Shares FTSE Crypto 10 Index ETF (the “Top 10 Fund” or the “Fund”) seeks to track, before fees and expenses, the price performance of the FTSE Crypto 10 Select Index (the “Index”).
21Shares FTSE Crypto 10 ex-BTC Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	21Shares FTSE Crypto 10 ex-BTC Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The 21Shares FTSE Crypto 10 ex-BTC Index ETF (the “ex-BTC Fund” or the “Fund”) seeks to track, before fees and expenses, the price performance of the FTSE Crypto 10 ex Bitcoin Select Index (the “Index”).

21Shares 2x Long Dogecoin ETF
Prospectus [Line Items]
Risk/Return [Heading]	21Shares 2x Long Dogecoin ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of DOGE. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

21Shares 2x Long Sui ETF
Prospectus [Line Items]
Risk/Return [Heading]	21Shares 2x Long Sui ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of SUI. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.